Financial information by segment, Assets and liabilities by business sector (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Assets allocated [Abstract]
Contracted concessional assets	$ 8,034,890	$ 8,161,129
Investments carried under the equity method	126,613	139,925
Current financial investments	196,732	218,577
Cash and cash equivalents (project companies)	788,769	562,795	$ 576,066	$ 631,542
Total assets	9,766,946	9,659,815
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,007,533	4,852,348
Grants and other liabilities	1,602,155	1,641,752
Long-term and short-term corporate debt	836,973	723,791
Total liabilities	8,209,827	7,944,959
Equity	1,557,119	1,714,856	$ 1,741,255	$ 1,756,112
Total liabilities and equity	9,766,946	9,659,815
Renewable Energy [Member]
Assets allocated [Abstract]
Contracted concessional assets	6,490,467	6,644,024
Investments carried under the equity method	64,115	77,549
Current financial investments	17,049	13,798
Cash and cash equivalents (project companies)	406,392	421,198
Total assets	6,978,023	7,156,568
Liabilities allocated [Abstract]
Long-term and short-term project debt	3,731,485	3,658,507
Grants and other liabilities	1,594,452	1,634,361
Total liabilities	5,325,937	5,292,868
Efficient Natural Gas [Member]
Assets allocated [Abstract]
Contracted concessional assets	515,445	559,069
Investments carried under the equity method	17,716	17,154
Current financial investments	103,640	148,723
Cash and cash equivalents (project companies)	31,569	11,850
Total assets	668,370	736,796
Liabilities allocated [Abstract]
Long-term and short-term project debt	516,805	529,350
Grants and other liabilities	83	146
Total liabilities	516,888	529,495
Electric Transmission Lines [Member]
Assets allocated [Abstract]
Contracted concessional assets	854,401	872,757
Investments carried under the equity method	46	0
Current financial investments	27,951	28,237
Cash and cash equivalents (project companies)	47,212	53,868
Total assets	929,610	954,862
Liabilities allocated [Abstract]
Long-term and short-term project debt	636,140	640,160
Grants and other liabilities	6,251	6,517
Total liabilities	642,391	646,677
Water [Member]
Assets allocated [Abstract]
Contracted concessional assets	174,577	85,280
Investments carried under the equity method	44,736	45,222
Current financial investments	38,662	18,373
Cash and cash equivalents (project companies)	24,434	9,548
Total assets	282,409	158,423
Liabilities allocated [Abstract]
Long-term and short-term project debt	123,103	24,331
Grants and other liabilities	1,369	728
Total liabilities	124,472	25,059
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	8,034,890	8,161,129
Investments carried under the equity method	126,613	139,925
Current financial investments	187,302	209,131
Cash and cash equivalents (project companies)	509,607	496,464
Total assets	8,858,412	9,006,649
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,007,533	4,852,348
Grants and other liabilities	1,602,155	1,641,752
Total liabilities	6,609,688	6,494,100
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	231,374	239,553
Other current assets (including cash and cash equivalents at holding company level)	677,160	413,613
Total assets	908,534	653,166
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	836,973	723,791
Other non-current liabilities	603,324	564,855
Other current liabilities	159,842	162,213
Total liabilities	1,600,139	1,450,859
Equity	1,557,119	1,714,856
Total liabilities and equity	$ 3,157,259	$ 3,165,715